The JPM Institutional Funds
60 State Street, Suite 1300
Boston, MA 02109
(617) 557-0700

October 1, 1997


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

Re: The JPM Institutional Funds (the "Registrant") (File Nos. 33-54642 and 811-7342)for The JPM Institutional U.S. Equity Fund, The JPM Institutional U.S. Small Company Fund and The JPM Institutional Disciplined Equity Fund (the "Funds") and The JPM Institutional Funds Statement of Additional Information relating to the Funds dated September 26, 1997

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 38 to the Registrant's registration statement on Form N-1A (File No. 33-54642) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on September 26, 1997 (Accession No.
0001016964-97-000150).

Please direct any comments or questions concerning this certification to the undersigned at (617) 557-0700.

Very truly yours,

THE JPM INSTITUTIONAL FUNDS


By:      /s/ Karen Jacoppo-Wood
         Karen Jacoppo-Wood
         Vice President and Assistant Secretary

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